UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-2429

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUND, INC.

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               EILEEN M. SMILEY
                                                     USAA MUTUAL FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-4103

Date of Fiscal Year End:   July 31

Date of Reporting Period:  October 31, 2005



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA FIRST START GROWTH FUND - 1ST QUARTER REPORT -
PERIOD ENDED October 31, 2005

[LOGO OF USAA]
   USAA(R)

                                USAA FIRST START
                                        GROWTH Fund

                                       [GRAPHIC OF USAA FIRST START GROWTH FUND]

                      1st Quarter Portfolio of Investments

--------------------------------------------------------------------------------
    OCTOBER 31, 2005

                                                                      (Form N-Q)

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA FIRST START GROWTH FUND
OCTOBER 31, 2005 (UNAUDITED)

                                                                                                 MARKET
    NUMBER                                                                                        VALUE
 OF SHARES    SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
              COMMON STOCKS (95.9%)

              APPAREL & ACCESSORIES & LUXURY GOODS (2.3%)
   163,800    Coach, Inc.*                                                                     $  5,271
                                                                                               --------
              APPAREL RETAIL (3.6%)
   129,000    Chico's FAS, Inc.*                                                                  5,101
   113,600    Urban Outfitters, Inc.*                                                             3,218
                                                                                               --------
                                                                                                  8,319
                                                                                               --------
              ASSET MANAGEMENT & CUSTODY BANKS (7.0%)
    88,600    Franklin Resources, Inc.                                                            7,830
    78,800    Legg Mason, Inc.                                                                    8,456
                                                                                               --------
                                                                                                 16,286
                                                                                               --------
              BIOTECHNOLOGY (8.2%)
    86,500    Amgen, Inc.*                                                                        6,553
   107,275    Genentech, Inc.*                                                                    9,719
    58,325    Gilead Sciences, Inc.*                                                              2,756
                                                                                               --------
                                                                                                 19,028
                                                                                               --------
              COMMUNICATIONS EQUIPMENT (7.1%)
   246,050    Corning, Inc.*                                                                      4,943
   271,500    Motorola, Inc.                                                                      6,017
   141,500    QUALCOMM, Inc.                                                                      5,626
                                                                                               --------
                                                                                                 16,586
                                                                                               --------
              COMPUTER HARDWARE (6.3%)
   151,300    Apple Computer, Inc.*                                                               8,713
   211,075    Hewlett-Packard Co.                                                                 5,919
                                                                                               --------
                                                                                                 14,632
                                                                                               --------
              CONSUMER FINANCE (1.9%)
    90,050    American Express Co.                                                                4,482
                                                                                               --------
              FOOD RETAIL (2.1%)
    33,700    Whole Foods Market, Inc.                                                            4,857
                                                                                               --------
              HEALTH CARE EQUIPMENT (4.0%)
    81,050    Medtronic, Inc.                                                                     4,592
    97,000    St. Jude Medical, Inc.*                                                             4,663
                                                                                               --------
                                                                                                  9,255
                                                                                               --------
              HEALTH CARE SERVICES (3.2%)
   143,775    Caremark Rx, Inc.*                                                                  7,534
                                                                                               --------
              HOME ENTERTAINMENT SOFTWARE (1.3%)
   197,833    Activision, Inc.*                                                                   3,120
                                                                                               --------
              HOME IMPROVEMENT RETAIL (2.4%)
    90,450    Lowe's Companies, Inc.                                                              5,497
                                                                                               --------
              HOUSEHOLD PRODUCTS (3.7%)
   153,000    Procter & Gamble Co.                                                                8,566
                                                                                               --------

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2

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA FIRST START GROWTH FUND
OCTOBER 31, 2005 (UNAUDITED)

                                                                                                 MARKET
    NUMBER                                                                                        VALUE
 OF SHARES    SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
              INDUSTRIAL CONGLOMERATES (1.9%)
   133,300    General Electric Co.                                                             $  4,520
                                                                                               --------
              INTERNET RETAIL (1.4%)
    82,600    eBay, Inc.*                                                                         3,271
                                                                                               --------
              INTERNET SOFTWARE & SERVICES (7.6%)
    32,000    Google, Inc. "A"*                                                                  11,908
   155,200    Yahoo!, Inc.*                                                                       5,738
                                                                                               --------
                                                                                                 17,646
                                                                                               --------
              INVESTMENT BANKING & BROKERAGE (4.3%)
    38,225    Goldman Sachs Group, Inc.                                                           4,830
    43,800    Lehman Brothers Holdings, Inc.                                                      5,242
                                                                                               --------
                                                                                                 10,072
                                                                                               --------
              MANAGED HEALTH CARE (8.7%)
    59,400    Aetna, Inc.                                                                         5,260
   131,900    UnitedHealth Group, Inc.                                                            7,636
    97,500    WellPoint, Inc.*                                                                    7,281
                                                                                               --------
                                                                                                 20,177
                                                                                               --------
              OIL & GAS EXPLORATION & PRODUCTION (4.1%)
   118,425    Chesapeake Energy Corp.                                                             3,801
   131,100    XTO Energy, Inc.                                                                    5,698
                                                                                               --------
                                                                                                  9,499
                                                                                               --------
              PHARMACEUTICALS (2.4%)
    89,900    Johnson & Johnson                                                                   5,630
                                                                                               --------
              PUBLISHING (1.5%)
    42,700    Getty Images, Inc.*                                                                 3,544
                                                                                               --------
              REAL ESTATE MANAGEMENT & DEVELOPMENT (1.5%)
    72,575    CB Richard Ellis Group, Inc. "A"*                                                   3,545
                                                                                               --------
              SEMICONDUCTORS (1.0%)
    94,350    Intel Corp.                                                                         2,217
                                                                                               --------
              SOFT DRINKS (2.6%)
   102,400    PepsiCo, Inc.                                                                       6,050
                                                                                               --------
              SPECIALIZED FINANCE (4.6%)
    15,300    Chicago Mercantile Exchange Holdings, Inc.                                          5,587
    97,200    Moody's Corp.                                                                       5,177
                                                                                               --------
                                                                                                 10,764
                                                                                               --------
              SYSTEMS SOFTWARE (1.2%)
    89,725    Adobe Systems, Inc.                                                                 2,894
                                                                                               --------
              Total common stocks (cost: $197,751)                                              223,262
                                                                                               --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA FIRST START GROWTH FUND
OCTOBER 31, 2005 (UNAUDITED)

                                                                                                 MARKET
    NUMBER                                                                                        VALUE
 OF SHARES    SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
              MONEY MARKET INSTRUMENTS (4.3%)

              MONEY MARKET FUNDS
   944,413    SSgA Money Market Fund, 3.50%(a)                                                 $    944
 8,979,615    SSgA Prime Money Market Fund, 3.68%(a)                                              8,980
                                                                                               --------
                                                                                                  9,924
                                                                                               --------
              Total money market instruments (cost: $9,924)                                       9,924
                                                                                               --------

              TOTAL INVESTMENTS (COST: $207,675)                                               $233,186
                                                                                               ========

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4

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           to Portfolio of INVESTMENTS

USAA FIRST START GROWTH FUND
OCTOBER 31, 2005 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company incorporated under the laws of Maryland consisting of 17 separate funds. The information presented in this quarterly report pertains only to the USAA First Start Growth Fund (the Fund), which is classified as diversified under the 1940 Act.

         A. The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

            1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

            2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Company's Board of Directors. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

            3. Investments in open-end investment companies, other than ETFs, are valued at their NAV at the end of each business day.

            4. Debt securities purchased with original maturities of 60 days or less are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

            5. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Company's Board of Directors. The effect of fair value pricing is that securities may not be priced

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           to Portfolio of INVESTMENTS
           (continued)

USAA FIRST START GROWTH FUND
OCTOBER 31, 2005 (UNAUDITED)

               on the basis of quotations from the primary market in which they are traded, and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

               Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

         B. As of October 31, 2005, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of October 31, 2005, were $28,246,000 and $2,735,000, respectively, resulting in net unrealized appreciation of $25,511,000.

         C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $232,685,000 at October 31, 2005, and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

        (a) Rate represents the money market fund annualized seven-day yield at October 31, 2005.

        * Non-income-producing security for the 12 months preceding October 31, 2005.

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

               DIRECTORS      Christopher W. Claus
                              Barbara B. Dreeben
                              Robert L. Mason, Ph.D.
                              Michael F. Reimherr
                              Laura T. Starks, Ph.D.
                              Richard A. Zucker

          ADMINISTRATOR,      USAA Investment Management Company
     INVESTMENT ADVISER,      P.O. Box 659453
            UNDERWRITER,      San Antonio, Texas 78265-9825
         AND DISTRIBUTOR

          TRANSFER AGENT      USAA Shareholder Account Services
                              9800 Fredericksburg Road
                              San Antonio, Texas 78288

               CUSTODIAN      State Street Bank and Trust Company
          AND ACCOUNTING      P.O. Box 1713
                   AGENT      Boston, Massachusetts 02105

             INDEPENDENT      Ernst & Young LLP
       REGISTERED PUBLIC      100 West Houston St., Suite 1800
         ACCOUNTING FIRM      San Antonio, Texas 78205

               TELEPHONE      Call toll free - Central time
        ASSISTANCE HOURS      Monday - Friday, 7 a.m. to 10 p.m.
                              Saturday, 8:30 a.m. to 5 p.m.
                              Sunday, 10:30 a.m. to 7 p.m.

          FOR ADDITIONAL      (800) 531-8181
       INFORMATION ABOUT      For account servicing, exchanges,
            MUTUAL FUNDS      or redemptions (800) 531-8448

         RECORDED MUTUAL      24-hour service (from any phone)
       FUND PRICE QUOTES      (800) 531-8066

             MUTUAL FUND      (from touch-tone phones only)
          USAA TOUCHLINE      For account balance, last transaction, fund
                              prices, or to exchange or redeem fund shares
                              (800) 531-8777

         INTERNET ACCESS      USAA.COM

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE COMPANY'S BOARD OF DIRECTORS FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

            [LOGO OF USAA]    WE KNOW WHAT IT MEANS TO SERVE.(R)
                USAA          ----------------------------------
                                 INSURANCE o MEMBER SERVICES

48449-1205                                   (C)2005, USAA. All rights reserved.

ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Fund, Inc. (Fund) have concluded that the Company's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Company in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

In July 2005, disclosure controls and procedures were established for the new section of the shareholder reports detailing the factors considered by the Fund' Board in approving the Funds' advisory agreements. None of these changes are relevant to this Form N-Q.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Company's internal controls or in other factors that could significantly affect the Company's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUND, INC. (except the index funds)

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    DECEMBER 14, 2005
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    DECEMBER 16, 2005
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         --------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    DECEMBER 14, 2005
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.